CONSOLIDATED CONDENSED STATEMENT OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		9 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2021
REVENUES:
Sales	$ 0	$ 0	$ 0	$ 0
TOTAL REVENUE	0	0	0	0
COST OF SALES	0	0	0	0
GROSS MARGIN	0	0	0	0
OPERATING EXPENSES:
Administrative expenses	109,969	64,759	211,267	320,146
Advertising & Promotion	96,000	89,710	807,329	112,808
Depreciation and amortization	15,020	15,020	45,060	30,040
Travel	175,072	93,413	403,953	117,721
Insurance	5,273		38,009	770
Legal Fees	165,000	145,000	663,494	195,450
Professional Fees	215,567	131,628	854,428	192,803
Stock in lieu of services	0	0	1,121,910	3,233
Rent	5,388	6,650	89,302	29,650
Total Operating expenses	787,289	546,180	4,234,751	1,002,621
NET OPERATING INCOME/ LOSS	(787,289)	(546,180)	(4,234,751)	(1,002,621)
OTHER INCOME/(EXPENSE)
Impairment expense	0	0	(615,654)	0
Finance and interest fees	(33,533)	(21,154)	(55,169)	(76,194)
NET INCOME/(LOSS)	$ (820,822)	$ (567,334)	$ (4,905,575)	$ (1,078,815)
Basic and Diluted Loss per Common Share	$ (0.0019)	$ (0.0073)	$ (0.012)	$ (0.014)
Weighted Average Number of Common Shares Outstanding	435,239,703	77,654,000	435,239,703	77,654,000